Summary of Significant Accounting Policies - Schedule of Financial Statement Amounts and Balances of the VIE (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 33,692	$ 34,318
Restricted cash	3,278	5,545
Notes receivable	7,414	7,309
Accounts receivable, net	135,941	126,467
Due from related parties	11,686	662
Prepayments and other current assets, net	20,808	28,912
Total Current Assets	212,819	203,213
Property and equipment, net	68,491	57,827
Intangible assets, net	11,213	11,413
Operating lease right-of-use assets, net	5,638	9,827
Long-term investments	8,852	1,900
Deposits for investment	9,177	10,573
Deferred tax assets	1,301	1,396
Other non-current assets	23,984	9,623
Total Assets	341,475	305,772
Current Liabilities
Notes payable	9,248	14,907
Accounts payable	92,916	91,936
Short-term bank loans	44,652	39,401
Long-term bank loans, current	2,769
Due to related parties	1,720	1,687
Salary and welfare payables	5,507	3,017
Accrued expenses and other current liabilities	9,242	7,508
Operating lease liabilities, current	2,655	4,218
Tax payables	4,131	2,994
Total Current Liabilities	172,840	165,668
Long-term bank loans	33,832	16,390
Operating lease liabilities, non-current	2,094	4,649
Deferred tax liabilities	247	49
Other non-current liabilities	1,256	2,838
Total Liabilities	210,269	189,594
Net assets	$ 131,206	$ 116,178